Fair Value Measurements (Details) - Schedule of Key Inputs into the Option Pricing Model for the Convertible Note Option Liability - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024
Convertible Note Option Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 293,866
Initial value		900,933
Change in fair value		(607,067)
Balance		293,866
Earn-Out Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Initial value			53,600,000
Change in fair value			(24,750,000)
Balance	$ 28,850,000		$ 28,850,000